RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Amounts due to related parties

	December 31, 2022	December 31, 2021
Advances from directors (interest at prime plus 1%)	$40,372	$—
Entities controlled by directors (non-interest-bearing)	62,828	34,756
Due to related parties	$103,200	$34,756

Amounts charged by related parties

	2022	2021	2020
Interest charged on amounts due to related parties	$1,158	$275	$4,733
Interest on convertible debentures	30,000	30,000	30,000
Rent charged by entities with common directors (note 14)	12,000	12,000	12,000
Office expenses charged by, and other expenses paid on behalf of the Company by a company with common directors (note 14)	19,272	13,901	12,000
Total expenses	$62,430	$56,176	$58,733